STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (516,442)
Changes in operating assets and liabilities:
Prepaid expenses	(744,542)
Accounts payable	15,440
Due to related party	884
Accrued expenses	107,734
Net cash used in operating activities	(1,136,926)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(235,750,000)
Net cash used in investing activities	(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from initial public offering, net of underwriter's discount paid	225,400,000
Proceeds from sale of Private Placement Warrants	12,350,000
Proceeds from Sponsor note	175,000
Repayment of Sponsor note	(175,000)
Payment of offering costs	(698,103)
Net cash provided by financing activities	237,076,897
Net change in cash	189,971
Cash - end of period	189,971
Non-cash investing and financing activities
Re-measurement of Class A ordinary shares to redemption value	28,593,235
Offering costs included in accrued offering costs	314,153
Deferred underwriting fee payable	$ 8,050,000